Quarterly Report
August 31, 2023
MFS®  Government Markets Income Trust
MGF-Q3

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 101.8%
U.S. Bonds – 95.6%
Asset-Backed & Securitized – 5.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.134%, 11/15/2054 (i)	$1,169,576	$59,512
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.926% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	323,500	313,125
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.924% ((SOFR - 1mo. + 0.11448%) + 1.5%), 12/15/2035 (n)	175,500	170,082
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.824% ((SOFR - 1mo. + 0.11448%) + 1.4%), 8/15/2034 (n)	374,500	362,567
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.88% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	512,000	499,400
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.413%, 7/15/2054 (i)	1,173,495	75,218
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.739%, 2/15/2054 (i)	981,823	82,615
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.638%, 12/15/2055 (i)	1,232,218	45,638
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.375%, 2/15/2054 (i)	1,972,582	124,084
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.266%, 3/15/2054 (i)	1,169,264	66,604
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.997%, 6/15/2054 (i)	1,596,018	72,932
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.379%, 7/15/2054 (i)	1,452,948	97,684
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.389%, 8/15/2054 (i)	2,198,958	149,517
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.147%, 9/15/2054 (i)	1,885,406	98,359
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.624% ((SOFR - 1mo. + 0.11448%) + 1.2%), 10/15/2036 (n)	200,500	194,880
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.905% ((SOFR - 1mo. + 0.11448%) + 1.48%), 10/15/2036 (n)	253,500	240,427
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.728% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	345,000	321,855
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	98,896	92,732
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.988%, 12/15/2072 (i)(n)	1,418,778	57,087
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.425%, 2/15/2054 (i)	1,513,072	105,686
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.884%, 4/15/2054 (i)	995,007	39,748
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.148%, 6/15/2064 (i)	990,792	55,367
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	271,000	270,445
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	78,989	78,078
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 7.174% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	283,500	276,234
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 7.074% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	500,000	481,945
MF1 2021-FL5 Ltd., “AS”, FLR, 6.628% ((SOFR - 1mo. + 0.11448%) + 1.2%), 7/15/2036 (n)	173,500	169,224
MF1 2021-FL5 Ltd., “B”, FLR, 6.878% ((SOFR - 1mo. + 0.11448%) + 1.45%), 7/15/2036 (n)	279,500	273,393
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.997%, 12/15/2051 (i)	1,595,706	52,046
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.416%, 5/15/2054 (i)	735,681	46,739
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.327%, 6/15/2054 (i)	1,133,254	65,327
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.21%, 10/15/2054 (i)	3,356,837	184,353
PFP III 2021-7 Ltd., “AS”, FLR, 6.577% ((SOFR - 1mo. + 0.114%) + 1.15%), 4/14/2038 (n)	281,302	278,262
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/16/2028 (n)	63,000	62,952
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.629% ((SOFR - 1mo. + 0.11448%) + 1.2%), 11/25/2036 (n)	192,374	190,282
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.107%, 1/15/2052 (i)(n)	858,757	32,636
		$5,787,035
Broadcasting – 0.9%
Discovery Communications LLC, 4.65%, 5/15/2050	$229,000	$170,691
Walt Disney Co., 3.5%, 5/13/2040	612,000	490,738
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	379,000	334,444
		$995,873
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$237,659
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	73,068
		$310,727
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032	$250,000	$222,084

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$136,620
Electrical Equipment – 0.1%
Arrow Electronics, Inc., 6.125%, 3/01/2026	$171,000	$171,008
Electronics – 0.5%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$750,000	$563,653
Food & Beverages – 2.2%
Constellation Brands, Inc., 4.65%, 11/15/2028	$1,500,000	$1,458,216
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029	488,000	418,708
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	650,000	493,704
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	33,818
		$2,404,446
Industrial – 0.0%
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	$42,000	$39,389
Insurance – 0.4%
Corebridge Financial, Inc., 3.85%, 4/05/2029	$500,000	$457,575
Insurance - Health – 0.7%
Humana, Inc., 3.7%, 3/23/2029	$167,000	$154,616
UnitedHealth Group, Inc., 4.625%, 7/15/2035	672,000	650,394
		$805,010
Insurance - Property & Casualty – 0.1%
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	$99,000	$70,480
Major Banks – 2.0%
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	$750,000	$613,658
JPMorgan Chase & Co., 2.58% to 4/22/2031, FLR (SOFR - 1 day + 1.25%) to 4/22/2032	750,000	613,958
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR - 1 day + 2.44%) to 4/22/2051	485,000	328,278
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	588,000	522,513
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	121,292
		$2,199,699
Medical & Health Technology & Services – 1.1%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$123,000	$108,865
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	90,819
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	614,000	555,305
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	250,000	246,293
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	171,469
		$1,172,751
Midstream – 0.1%
Targa Resources Corp., 4.95%, 4/15/2052	$109,000	$88,464
Mortgage-Backed – 41.9%
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	$1,461,940	$1,344,775
Fannie Mae, 6.5%, 5/01/2031 - 1/01/2037	161,518	166,182
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	215,495	192,230
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	66,228	5,963
Fannie Mae, 2.003%, 1/25/2032	650,000	521,927
Fannie Mae, 3%, 2/25/2033 (i)	100,570	8,671
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	915,624	929,600
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	261,132	267,058
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	227,302	226,627

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	$934,937	$858,057
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	1,922,466	1,822,429
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	87,971	79,460
Fannie Mae, 4.5%, 2/01/2041 - 11/01/2042	357,364	348,140
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	277,252	253,257
Fannie Mae, 2.75%, 9/25/2042	83,123	76,596
Fannie Mae, UMBS, 2%, 10/01/2036 - 3/01/2052	6,939,401	5,683,886
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 7/01/2052	5,243,388	4,416,477
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 11/01/2052	546,536	542,793
Fannie Mae, UMBS, 1.5%, 3/01/2051	122,743	92,658
Fannie Mae, UMBS, 3%, 6/01/2051 - 7/01/2052	1,056,197	914,845
Fannie Mae, UMBS, 3.5%, 5/01/2052	70,890	63,401
Fannie Mae, UMBS, 4.5%, 9/01/2052	93,153	88,792
Fannie Mae, UMBS, 6%, 12/01/2052 - 2/01/2053	209,469	212,182
Freddie Mac, 1.042%, 4/25/2024 (i)	2,829,344	9,380
Freddie Mac, 0.727%, 7/25/2024 (i)	3,861,816	12,391
Freddie Mac, 3.064%, 8/25/2024	471,563	461,148
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	247,378	241,255
Freddie Mac, 2.67%, 12/25/2024	827,000	798,552
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	2,430,556	2,238,293
Freddie Mac, 1.48%, 3/25/2027 (i)	391,000	16,788
Freddie Mac, 0.706%, 7/25/2027 (i)	8,306,071	152,637
Freddie Mac, 0.552%, 8/25/2027 (i)	6,437,718	91,607
Freddie Mac, 0.43%, 1/25/2028 (i)	11,462,511	136,446
Freddie Mac, 0.436%, 1/25/2028 (i)	4,924,947	60,470
Freddie Mac, 0.27%, 2/25/2028 (i)	13,889,238	85,692
Freddie Mac, 0.263%, 4/25/2028 (i)	8,951,645	53,056
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	1,714,405	1,527,224
Freddie Mac, 1.22%, 7/25/2029 (i)	1,255,209	64,862
Freddie Mac, 1.267%, 8/25/2029 (i)	2,539,638	138,332
Freddie Mac, 1.916%, 4/25/2030 (i)	600,527	59,181
Freddie Mac, 1.985%, 4/25/2030 (i)	1,277,474	127,307
Freddie Mac, 1.769%, 5/25/2030 (i)	612,877	56,172
Freddie Mac, 1.907%, 5/25/2030 (i)	1,389,954	137,046
Freddie Mac, 1.436%, 6/25/2030 (i)	559,633	42,116
Freddie Mac, 1.704%, 8/25/2030 (i)	633,757	57,312
Freddie Mac, 1.263%, 9/25/2030 (i)	314,905	21,228
Freddie Mac, 1.171%, 11/25/2030 (i)	789,331	50,002
Freddie Mac, 0.42%, 1/25/2031 (i)	2,857,702	52,383
Freddie Mac, 0.873%, 1/25/2031 (i)	873,865	41,336
Freddie Mac, 1.026%, 1/25/2031 (i)	663,744	36,907
Freddie Mac, 0.612%, 3/25/2031 (i)	2,269,301	68,449
Freddie Mac, 0.829%, 3/25/2031 (i)	973,113	44,492
Freddie Mac, 1.325%, 5/25/2031 (i)	399,402	30,027
Freddie Mac, 1.039%, 7/25/2031 (i)	489,989	29,330
Freddie Mac, 0.632%, 9/25/2031 (i)	2,619,786	94,103
Freddie Mac, 0.955%, 9/25/2031 (i)	2,591,485	141,052
Freddie Mac, 0.441%, 11/25/2031 (i)	3,899,181	92,914
Freddie Mac, 0.597%, 12/25/2031 (i)	3,898,081	128,157
Freddie Mac, 0.665%, 12/25/2031 (i)	644,718	23,949
Freddie Mac, 6%, 5/01/2035 - 10/01/2038	142,277	146,614
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	164,979	167,935
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	624,903	624,982
Freddie Mac, 5.5%, 2/15/2036 (i)	25,465	3,990
Freddie Mac, 6.5%, 5/01/2037	30,714	31,773

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	$162,001	$154,041
Freddie Mac, 4.5%, 12/15/2040 (i)	5,522	455
Freddie Mac, 3.25%, 11/25/2061	366,666	321,011
Freddie Mac, UMBS, 2.5%, 4/01/2037 - 9/01/2052	2,735,324	2,288,941
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	2,160,564	1,732,116
Freddie Mac, UMBS, 1.5%, 6/01/2051	442,223	333,966
Freddie Mac, UMBS, 3.5%, 8/01/2051 - 5/01/2052	139,884	125,750
Freddie Mac, UMBS, 3%, 1/01/2052 - 6/01/2052	406,562	350,875
Freddie Mac, UMBS, 4%, 5/01/2052	185,322	172,304
Freddie Mac, UMBS, 5%, 7/01/2052	370,286	359,979
Freddie Mac, UMBS, 5.5%, 4/01/2053	74,564	74,313
Ginnie Mae, 5.5%, 7/15/2033 - 7/20/2053	1,933,987	1,918,918
Ginnie Mae, 5.678%, 8/20/2034	69,046	69,443
Ginnie Mae, 4%, 5/16/2039 - 8/20/2052	311,029	294,029
Ginnie Mae, 4.5%, 9/20/2041 - 10/20/2052	982,818	938,539
Ginnie Mae, 3.5%, 10/20/2041 (i)	27,973	1,100
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	641,522	594,912
Ginnie Mae, 2.5%, 6/20/2042 - 8/20/2052	2,249,653	1,914,667
Ginnie Mae, 4%, 8/16/2042 (i)	40,165	5,803
Ginnie Mae, 2.25%, 9/20/2043	19,765	18,725
Ginnie Mae, 3%, 4/20/2045 - 6/20/2052	1,921,278	1,697,196
Ginnie Mae, 2%, 1/20/2052 - 5/20/2052	943,175	778,368
Ginnie Mae, 5%, 1/20/2053 - 7/20/2053	1,392,339	1,354,963
Ginnie Mae, 0.584%, 2/16/2059 (i)	172,821	5,934
Ginnie Mae, TBA, 3.5%, 9/15/2053 - 10/15/2053	750,000	681,084
Ginnie Mae, TBA, 6%, 9/21/2053 - 10/15/2053	575,000	576,560
Ginnie Mae, TBA, 6.5%, 9/21/2053 - 10/15/2053	250,000	253,052
UMBS, TBA, 2.5%, 9/14/2053	309,909	256,716
UMBS, TBA, 5.5%, 9/14/2053	425,000	419,621
UMBS, TBA, 6.5%, 9/14/2053	400,000	406,250
UMBS, TBA, 2%, 9/25/2053	412,588	328,507
		$45,941,034
Municipals – 2.6%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$505,000	$495,680
Chicago, IL, General Obligation, Taxable, “C”, AGM, 6.207%, 1/01/2036	615,000	647,767
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	155,000	142,286
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	5,000	3,708
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 3.411%, 1/01/2043	240,000	181,786
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 2.641%, 7/01/2037	535,000	459,962
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	6,280	5,922
New Jersey Turnpike Authority Rev., Taxable (Build America Bonds), “F”, 7.414%, 1/01/2040	32,000	39,220
Syracuse, NY, Industrial Development Agency PILOT Rev., Taxable (Carousel Center Project), “B”, 5%, 1/01/2036 (n)	1,215,000	894,467
		$2,870,798
Telecommunications - Wireless – 0.8%
Crown Castle, Inc., REIT, 3.25%, 1/15/2051	$464,000	$301,184
T-Mobile USA, Inc., 4.375%, 4/15/2040	650,000	558,603
		$859,787
U.S. Government Agencies and Equivalents – 0.3%
Small Business Administration, 5.52%, 6/01/2024	$4,690	$4,671
Small Business Administration, 2.21%, 2/01/2033	61,597	55,591
Small Business Administration, 2.22%, 3/01/2033	99,001	89,053

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.15%, 7/01/2033	$81,650	$76,010
Small Business Administration, 3.62%, 9/01/2033	79,356	75,190
		$300,515
U.S. Treasury Obligations – 34.6%
U.S. Treasury Bonds, 2.25%, 2/15/2027	$1,921,000	$1,786,305
U.S. Treasury Bonds, 5.25%, 2/15/2029	48,000	50,244
U.S. Treasury Bonds, 0.625%, 5/15/2030	800,000	634,656
U.S. Treasury Bonds, 4.75%, 2/15/2037	336,000	358,759
U.S. Treasury Bonds, 4.375%, 2/15/2038	1,109,000	1,135,339
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	4,503,100	4,641,359
U.S. Treasury Bonds, 3.125%, 2/15/2043	453,700	376,855
U.S. Treasury Bonds, 2.875%, 5/15/2043	1,697,100	1,351,780
U.S. Treasury Bonds, 2.5%, 2/15/2045	4,017,000	2,949,827
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	2,699,145
U.S. Treasury Bonds, 2.375%, 5/15/2051	638,000	443,435
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	570,058
U.S. Treasury Notes, 2.5%, 5/15/2024	705,000	690,625
U.S. Treasury Notes, 4.125%, 1/31/2025	232,000	228,765
U.S. Treasury Notes, 3.875%, 4/30/2025	2,507,000	2,461,463
U.S. Treasury Notes, 4.25%, 5/31/2025	2,498,000	2,467,458
U.S. Treasury Notes, 2.875%, 7/31/2025	4,700,000	4,526,871
U.S. Treasury Notes, 4.75%, 7/31/2025	551,000	549,515
U.S. Treasury Notes, 2%, 8/15/2025	98,000	92,771
U.S. Treasury Notes, 0.75%, 5/31/2026	567,700	511,994
U.S. Treasury Notes, 0.875%, 6/30/2026	678,600	613,417
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	5,620,418
U.S. Treasury Notes, 4%, 2/29/2028	3,068,000	3,030,249
U.S. Treasury Notes, 3.25%, 5/15/2042	165,000	140,901
		$37,932,209
Utilities - Electric Power – 1.4%
FirstEnergy Corp., 4.15%, 7/15/2027	$694,000	$654,620
Pacific Gas & Electric Co., 5.45%, 6/15/2027	357,000	349,037
Vistra Operations Co. LLC, 4.875%, 5/13/2024 (n)	500,000	492,145
		$1,495,802
Total U.S. Bonds		$104,824,959
Foreign Bonds – 6.2%
Australia – 0.0%
APA Infrastructure Ltd., 4.25%, 7/15/2027 (n)	$16,000	$15,252
Bermuda – 0.4%
Government of Bermuda, 5%, 7/15/2032 (n)	$400,000	$383,400
Chile – 0.5%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$230,810
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033 (n)	200,000	202,960
Republic of Chile, 2.55%, 1/27/2032	200,000	167,771
		$601,541
China – 0.4%
Tencent Holdings Ltd., 2.88%, 4/22/2031 (n)	$501,000	$417,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
India – 0.8%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$251,404
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	308,326
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	361,193
		$920,923
Indonesia – 0.3%
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052	$416,000	$302,980
Ireland – 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	$355,000	$288,486
Kuwait – 0.2%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$253,000	$242,247
Malaysia – 0.3%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031	$400,000	$336,290
Mexico – 0.4%
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)	$232,000	$183,995
United Mexican States, 4.75%, 4/27/2032	324,000	306,813
		$490,808
Morocco – 0.3%
Kingdom of Morocco, 3%, 12/15/2032 (n)	$377,000	$294,030
Philippines – 0.2%
Republic of Philippines, 5.5%, 1/17/2048	$200,000	$201,000
Saudi Arabia – 0.4%
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)	$200,000	$131,632
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)	300,000	265,966
		$397,598
South Korea – 0.2%
Export-Import Bank of Korea, 5.125%, 1/11/2033	$200,000	$202,000
United Arab Emirates – 0.7%
Abu Dhabi National Energy Co. PJSC, 4.696%, 4/24/2033 (n)	$200,000	$195,554
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.5%, 4/28/2033 (n)	200,000	206,014
MDGH - GMTN RSC Ltd. (United Arab Emirates), 5.084%, 5/22/2053 (n)	200,000	188,836
United Arab Emirates, 4.951%, 7/07/2052 (n)	200,000	189,220
		$779,624
United Kingdom – 0.7%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$600,000	$581,909
Imperial Brands Finance PLC, 6.125%, 7/27/2027 (n)	200,000	202,189
		$784,098
Uruguay – 0.1%
Oriental Republic of Uruguay, 5.75%, 10/28/2034	$96,000	$102,731
Total Foreign Bonds		$6,760,458
Total Bonds		$111,585,417

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.2%
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 5.3% (v)	178,532	$178,550

Other Assets, Less Liabilities – (2.0)%		(2,187,876)
Net Assets – 100.0%		$109,576,091
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $178,550 and $111,585,417, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,053,389, representing 9.2% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 8/31/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	162	$17,987,062	December - 2023	$156,610
U.S. Treasury Note 5 yr	Long	USD	75	8,019,141	December - 2023	50,991
U.S. Treasury Ultra Note 10 yr	Long	USD	24	2,786,625	December - 2023	35,337
						$242,938
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	67	$8,153,063	December - 2023	$(114,341)
U.S. Treasury Note 2 yr	Short	USD	95	19,361,445	December - 2023	(55,246)
U.S. Treasury Ultra Bond 30 yr	Short	USD	7	906,281	December - 2023	(9,502)
						$(179,089)
At August 31, 2023, the fund had liquid securities with an aggregate value of $316,425 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$38,232,724	$—	$38,232,724
Non - U.S. Sovereign Debt	—	4,952,192	—	4,952,192
Municipal Bonds	—	2,870,798	—	2,870,798
U.S. Corporate Bonds	—	11,993,368	—	11,993,368
Residential Mortgage-Backed Securities	—	45,941,034	—	45,941,034
Commercial Mortgage-Backed Securities	—	3,681,973	—	3,681,973
Asset-Backed Securities (including CDOs)	—	2,105,062	—	2,105,062
Foreign Bonds	—	1,808,266	—	1,808,266
Mutual Funds	178,550	—	—	178,550
Total	$178,550	$111,585,417	$—	$111,763,967
Other Financial Instruments
Futures Contracts – Assets	$242,938	$—	$—	$242,938
Futures Contracts – Liabilities	(179,089)	—	—	(179,089)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$863,587	$29,383,270	$30,068,463	$130	$26	$178,550
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$35,824	$—